5. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Convertible Notes Payable - Current Portion		$ 1,367,655
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion	$ 0	1,367,655
Accrued interest - current portion		749,812
Convertible Notes Payable - Non-Current Portion	527,780	776,451
Unamortized discount - Non-current portion	(372,551)	0
Convertible Notes Payable, net - Non-Current Portion	155,229	776,451
Accrued interest - non-current portion	21,258	47,151
Total Unamortized Discount	(372,551)
Convertible Notes Payable, net	155,229	2,144,106
Total Accrued Interest	21,258	796,963
November 2014 10% Convertible Notes
Convertible Notes Payable - Non-Current Portion	527,780
Unamortized discount - Non-current portion	(372,551)
Convertible Notes Payable, net - Non-Current Portion	155,229
Accrued interest - non-current portion	21,258
Total Unamortized Discount	(372,551)
Convertible Notes Payable, net	527,780
Amended and Restated Series A 12% Convertible notes
Convertible Notes Payable - Current Portion		885,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		885,000
Accrued interest - current portion		575,250
Convertible Notes Payable, net	$ 0
2008 10% Convertible Notes
Convertible Notes Payable - Current Portion		25,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		25,000
Accrued interest - current portion		19,167
October and November 2009 10% Convertible Notes
Convertible Notes Payable - Current Portion		50,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		50,000
Accrued interest - current portion		26,097
April 2010 10% Convertible Note
Convertible Notes Payable - Current Portion		75,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		75,000
Accrued interest - current portion		31,438
July and August 2011 10% Convertible Notes
Convertible Notes Payable - Current Portion		257,655
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		257,655
Accrued interest - current portion		90,256
Law Firm Note
Convertible Notes Payable - Current Portion		75,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - Current Portion		75,000
Accrued interest - current portion		7,604
September 2010 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		317,072
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		317,072
Accrued interest - non-current portion		35,034
April 2011 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		448,448
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		448,448
Accrued interest - non-current portion		12,117
Convertible Notes Payable, net		400,400
September 2011 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		10,931
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		10,931
Accrued interest - non-current portion		$ 0